Revenue Recognition (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract assets	$ 7,500	$ 2,800	$ 6,200
Deferred revenue	1,503	2,432	$ 1,473	$ 4,000
Deferred revenue balance	1,300
Transaction price allocated to the remaining performance obligations	$ 5,700	$ 11,200
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected recognized period (in years)	3 years	3 years